CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net (Loss) Income	$ (70)	$ (10,844)	$ 6,931
Reconciliation of Net (Loss) Income to Net Cash Provided by (used in) Operating Activities
Depreciation Costs	262	14,379	11,393
Amortization of Deferred Finance Costs	0	305	153
Overhaul of Engines Costs and Dry-dock	0	(575)	(392)
Interest on time deposit	0	0	(68)
Foreign currency loss	0	78	430
Changes in Operating Assets and Liabilities:
Accounts Receivable	(1,160)	(872)	(1,943)
Inventory	(319)	(560)	84
Prepaid and Other Current Assets	(554)	(2,244)	(1,300)
Accounts Payable, Accrued Liabilities and Taxes Payable	720	6,397	1,798
Accounts Payable, Related Party	576	(77)	97
Net Cash Provided by (Used in) Operating Activities	(545)	5,987	17,183
Cash Flows from Investing Activities
Investment in Vessels	(133,027)	(63,529)	(133,279)
Deposit on Contracts paid	0	(1,693)	(15,176)
Cash placement in time deposit	0	0	(45,000)
Cash proceeds from time deposit	0	0	45,068
Net Cash Used in Investing Activities	(133,027)	(65,222)	(148,387)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	243,391	(17)	100,199
Proceeds from Use of Credit Facility	0	47,000	40,000
Repayments on Credit Facility	0	0	(40,000)
Credit Facility Costs	0	(1,217)	(765)
Repurchase of Treasury Stock	0	(5,590)	0
Dividends Paid	0	(21,922)	(31,221)
Net Cash Provided by Financing Activities	243,391	18,253	68,213
Net (Decrease)/Increase in Cash and Cash Equivalents	109,819	(40,982)	(62,991)
Cash and Cash Equivalents at Beginning of Period	0	46,398	109,819
Effect of Exchange Rate Changes on Cash and Cash Equivalents	0	(78)	(430)
Cash and Cash Equivalents at the End of Period	109,819	5,339	46,398
Cash Paid for Interest, Net of Amounts Capitialized	0	1,365	832
Cash Paid for Tax	$ 0	$ 0	$ 0